UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):     |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independence Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:


/s/   Anita E. Falicia                   Denver, CO          May 14, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $519,108 (thousands)


List of Other Included Managers: N/A

                                                      FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC COM              COM              00724f101    12634   357186 SH       Sole                   357186
ALLEGHENY TECHNOLOGIES COM     COM              01741r102    10713   198418 SH       Sole                   198418
AMYLIN PHARMACEUTICALS COM     COM              032346108    11525   512470 SH       Sole                   512470
APPLE COMPUTER INC COM         COM              037833100    13360    56866 SH       Sole                    56866
ARVINMERITOR INC COM           COM              043353101    10635   796663 SH       Sole                   796663
ATLAS ENERGY INC COM           COM              049298102    11266   362008 SH       Sole                   362008
BANK OF AMERICA CORP COM       COM              060505104    24792  1388939 SH       Sole                  1388939
BARCLAYS BK PLC IPATH SHRT ETN COM              06740c527     3333   158663 SH       Sole                   158663
BLACKROCK INC COM              COM              09247x101     5580    25623 SH       Sole                    25623
CELGENE CORP COM               COM              151020104    15368   248026 SH       Sole                   248026
CIGNA CORP                     COM              125509109    14059   384333 SH       Sole                   384333
CNINSURE INC SPONSORED ADR     COM              18976m103     5367   201704 SH       Sole                   201704
COMERICA INC COM               COM              200340107    14542   382296 SH       Sole                   382296
COMMUNITY HLTH SYS NEW COM     COM              203668108    13696   370859 SH       Sole                   370859
CVS CORP                       COM              126650100     7494   204990 SH       Sole                   204990
DIGITAL RIV INC COM            COM              25388b104     8666   285991 SH       Sole                   285991
DIGITALGLOBE INC               COM              25389m877    12890   461198 SH       Sole                   461198
EMULEX CORP                    COM              292475209     6806   512465 SH       Sole                   512465
FERRO CORP COM                 COM              315405100     4098   466215 SH       Sole                   466215
FORTINET INC                   COM              34959e109     4586   260844 SH       Sole                   260844
GENWORTH FINL INC COM CL A     COM              37247d106     5502   300000 SH       Sole                   300000
HUMAN GENOME SCIENCES COM      COM              444903108     6263   207399 SH       Sole                   207399
KEYCORP NEW COM                COM              493267108     4520   583171 SH       Sole                   583171
LENDER PROCESSING SVCS COM     COM              52602e102     3775   100000 SH       Sole                   100000
LENNAR CORP CL A               COM              526057104     6403   372038 SH       Sole                   372038
LIBERTY GLOBAL INC COM SER A   COM              530555101    10311   353618 SH       Sole                   353618
LIBERTY MEDIA CORP NEW INT COM COM              53071m104    20799  1358532 SH       Sole                  1358532
LIBERTY MEDIA CORP NEW LIB STA COM              53071m708    14055   257034 SH       Sole                   257034
LIBERTY MEDIA HLDG CRP CAP COM COM              53071m302    60246  1656484 SH       Sole                  1656484
MERCK & CO INC COM             COM              58933y105     7656   204987 SH       Sole                   204987
MOSAIC CO COM                  COM              61945a107    14128   232483 SH       Sole                   232483
NEWMONT MINING CORP COM        COM              651639106    10440   204985 SH       Sole                   204985
NOBLE ENRGY INC COM            COM              655044105    13251   181514 SH       Sole                   181514
OWENS CORNING CMN              COM              690742101    12428   488509 SH       Sole                   488509
QUALCOMM INCCMN                COM              747525103    14580   347231 SH       Sole                   347231
RACKSPACE HOSTING INC COM      COM              750086100     4720   251990 SH       Sole                   251990
SALIX PHARMACEUTICALS COM      COM              795435106    17662   474135 SH       Sole                   474135
SENSATA TECHNOLOGIES H SHS     COM              n7902x106     5660   315145 SH       Sole                   315145
SOLUTIA INC COM NEW            COM              834376501     5895   365936 SH       Sole                   365936
TALECRIS BIOTHERAPEUTICS       COM              874227101     6097   306094 SH       Sole                   306094
TOYOTA MOTOR CORP SP ADR REP2C COM              892331307    12232   152098 SH       Sole                   152098
TRIMBLE NAVIGATION LTD COM     COM              896239100     7993   278305 SH       Sole                   278305
TRIUMPH GROUP INC NEW COM      COM              896818101     8413   120028 SH       Sole                   120028
VALE S A ADR                   COM              91912e105     7984   248026 SH       Sole                   248026
VIVUS INC                      COM              928551100     1353   155202 SH       Sole                   155202
WILLIAMS PARTNERS L P COM UNIT COM              96950f104    18196   452311 SH       Sole                   452311
WR GRACE & CO                  COM              38388F108     7136   257062 SH       Sole                   257062